Income Tax - Differences in Income Taxes Computed at Netherlands Statutory Rate and Effective Income Tax Rate (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Income tax benefit (expense) computed at statutory rate	$ 148	$ 534	$ (84)
Non-deductible, non-taxable and other permanent differences, net	(2)	(81)	(2)
Income (loss) on equity-method investments	(31)	(6)	(7)
Valuation allowance adjustments	(83)	(197)	(130)
Current year credits	60	77	94
Other tax and credits	(42)	(17)	(32)
Benefits from tax holidays	18	38	113
Impact of uncertain tax positions	(33)	(83)	(2)
Earnings of subsidiaries taxed at different rates	(72)	(316)	(131)
Income tax benefit (expense)	$ (37)	$ (51)	$ (181)